Revenue Recognition (Details) - Schedule of Revenue from Contracts with Customers - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue Recognition (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions	$ 979,236	$ 340,218
Securities brokerage commissions	1,688,618	2,130,975
Market making commissions and fees	1,020,189	677,338
Sale of NFTs		438,041
Total revenue from contracts with customers	3,688,043	3,586,572
Geographic revenue	3,688,043	3,586,572
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Geographic revenue	2,667,854	2,909,234
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Geographic revenue	$ 1,020,189	$ 677,338